Financial risk management (Details 1) R$ in Thousands	Jun. 30, 2019 BRL (R$)
Short-term investment [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 81,213	[1]
Notional amount of financial instruments		[1]
Rate of financial instruments	6.40%	[1]
Scenario I - Probable	R$ (486)	[1]
Rate of scenario I - Probable	5.80%	[1]
Devaluation in scenario I at 25% possible	R$ (1,175)	[1]
Rate of devaluation in scenario I at 25% possible	4.35%	[1]
Devaluation in scenario II at 50% remote	R$ (2,349)	[1]
Rate of devaluation in scenario II at 50% remote	2.90%	[1]
Appreciation in scenario I at 25% possible	R$ 1,175	[1]
Rate of appreciation in scenario I at 25% possible	7.25%	[1]
Appreciation in scenario II at 50% remote	R$ 2,349	[1]
Rate of appreciation in scenario II at 50% remote	8.70%	[1]
Marketable securities - LFT [Member] | SELIC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 55	[1]
Notional amount of financial instruments		[1]
Rate of financial instruments	6.40%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	6.58%	[1]
Devaluation in scenario I at 25% possible	R$ (1)	[1]
Rate of devaluation in scenario I at 25% possible	4.94%	[1]
Devaluation in scenario II at 50% remote	R$ (2)	[1]
Rate of devaluation in scenario II at 50% remote	3.29%	[1]
Appreciation in scenario I at 25% possible	R$ 1	[1]
Rate of appreciation in scenario I at 25% possible	8.23%	[1]
Appreciation in scenario II at 50% remote	R$ 2	[1]
Rate of appreciation in scenario II at 50% remote	9.87%	[1]
Marketable Securities [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 13,097	[1]
Rate of financial instruments	6.40%	[1]
Scenario I - Probable	R$ (79)	[1]
Rate of scenario I - Probable	5.80%	[1]
Devaluation in scenario I at 25% possible	R$ (190)	[1]
Rate of devaluation in scenario I at 25% possible	4.35%	[1]
Devaluation in scenario II at 50% remote	R$ (380)	[1]
Rate of devaluation in scenario II at 50% remote	2.90%	[1]
Appreciation in scenario I at 25% possible	R$ 190	[1]
Rate of appreciation in scenario I at 25% possible	7.25%	[1]
Appreciation in scenario II at 50% remote	R$ 380	[1]
Rate of appreciation in scenario II at 50% remote	8.70%	[1]
Cash - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 21,390	[1]
Notional amount of financial instruments	R$ 5,582	[1]
Rate of financial instruments	3.83%	[1]
Scenario I - Probable	R$ (718)	[1]
Rate of scenario I - Probable	3.96%	[1]
Devaluation in scenario I at 25% possible	R$ (5,527)	[1]
Rate of devaluation in scenario I at 25% possible	2.97%	[1]
Devaluation in scenario II at 50% remote	R$ (11,054)	[1]
Rate of devaluation in scenario II at 50% remote	1.98%	[1]
Appreciation in scenario I at 25% possible	R$ 5,527	[1]
Rate of appreciation in scenario I at 25% possible	4.95%	[1]
Appreciation in scenario II at 50% remote	R$ 11,054	[1]
Rate of appreciation in scenario II at 50% remote	5.94%	[1]
Total cash, cash equivalents [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 115,555	[1]
Notional amount of financial instruments	5,582	[1]
Scenario I - Probable	(1,283)	[1]
Devaluation in scenario I at 25% possible	(6,893)	[1]
Devaluation in scenario II at 50% remote	(13,785)	[1]
Appreciation in scenario I at 25% possible	6,893	[1]
Appreciation in scenario II at 50% remote	13,785	[1]
Financing in Paraguay Palmeiras [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(322)	[1]
Notional amount of financial instruments	R$ (84)	[1]
Rate of financial instruments	3.83%	[1]
Scenario I - Probable	R$ (41)	[1]
Rate of scenario I - Probable	3.96%	[1]
Devaluation in scenario I at 25% possible	R$ 319	[1]
Rate of devaluation in scenario I at 25% possible	2.97%	[1]
Devaluation in scenario II at 50% remote	R$ 638	[1]
Rate of devaluation in scenario II at 50% remote	1.98%	[1]
Appreciation in scenario I at 25% possible	R$ (319)	[1]
Rate of appreciation in scenario I at 25% possible	4.95%	[1]
Appreciation in scenario II at 50% remote	R$ (638)	[1]
Rate of appreciation in scenario II at 50% remote	5.94%	[1]
Debentures [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (151,344)	[1]
Rate of financial instruments	6.40%	[1]
Scenario I - Probable	R$ 908	[1]
Rate of scenario I - Probable	5.80%	[1]
Devaluation in scenario I at 25% possible	R$ 2,194	[1]
Rate of devaluation in scenario I at 25% possible	4.35%	[1]
Devaluation in scenario II at 50% remote	R$ 4,389	[1]
Rate of devaluation in scenario II at 50% remote	2.90%	[1]
Appreciation in scenario I at 25% possible	R$ (2,194)	[1]
Rate of appreciation in scenario I at 25% possible	7.25%	[1]
Appreciation in scenario II at 50% remote	R$ (4,389)	[1]
Rate of appreciation in scenario II at 50% remote	8.70%	[1]
Financing For Machinery and Equipment [Member] | TJLP [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (1,284)	[1]
Notional amount of financial instruments
Rate of financial instruments	6.26%	[1]
Rate of scenario I - Probable	6.26%	[1]
Devaluation in scenario I at 25% possible	R$ 20	[1]
Rate of devaluation in scenario I at 25% possible	4.70%	[1]
Devaluation in scenario II at 50% remote	R$ 40	[1]
Rate of devaluation in scenario II at 50% remote	3.13%	[1]
Appreciation in scenario I at 25% possible	R$ (20)	[1]
Rate of appreciation in scenario I at 25% possible	7.83%	[1]
Appreciation in scenario II at 50% remote	R$ (40)	[1]
Rate of appreciation in scenario II at 50% remote	9.39%	[1]
Financing For Sugarcane [Member] | TJLP [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (10,947)	[1]
Notional amount of financial instruments
Rate of financial instruments	6.26%	[1]
Rate of scenario I - Probable	6.26%	[1]
Devaluation in scenario I at 25% possible	R$ 171	[1]
Rate of devaluation in scenario I at 25% possible	4.70%	[1]
Devaluation in scenario II at 50% remote	R$ 343	[1]
Rate of devaluation in scenario II at 50% remote	3.13%	[1]
Appreciation in scenario I at 25% possible	R$ (171)	[1]
Rate of appreciation in scenario I at 25% possible	7.83%	[1]
Appreciation in scenario II at 50% remote	R$ (343)	[1]
Rate of appreciation in scenario II at 50% remote	9.39%	[1]
Total Financing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (163,897)	[1],[2]
Notional amount of financial instruments	(84)	[1],[2]
Scenario I - Probable	867	[1],[2]
Devaluation in scenario I at 25% possible	2,704	[1],[2]
Devaluation in scenario II at 50% remote	5,410	[1],[2]
Appreciation in scenario I at 25% possible	(2,704)	[1],[2]
Appreciation in scenario II at 50% remote	(5,410)	[1],[2]
Araucária III [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	5,222	[1]
Notional amount of financial instruments	R$ 78,508	[1]
Rate of financial instruments	71.16%	[1]
Rate of scenario I - Probable	71.16%	[1]
Devaluation in scenario I at 25% possible	R$ (1,306)	[1]
Rate of devaluation in scenario I at 25% possible	53.37%	[1]
Devaluation in scenario II at 50% remote	R$ (2,611)	[1]
Rate of devaluation in scenario II at 50% remote	35.58%	[1]
Appreciation in scenario I at 25% possible	R$ 1,306	[1]
Rate of appreciation in scenario I at 25% possible	88.95%	[1]
Appreciation in scenario II at 50% remote	R$ 2,611	[1]
Rate of appreciation in scenario II at 50% remote	106.74%	[1]
Araucaria IV [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 7,238	[1]
Notional amount of financial instruments	R$ 106,393	[1]
Rate of financial instruments	73.70%	[1]
Rate of scenario I - Probable	73.70%	[1]
Devaluation in scenario I at 25% possible	R$ (1,810)	[1]
Rate of devaluation in scenario I at 25% possible	55.28%	[1]
Devaluation in scenario II at 50% remote	R$ (3,619)	[1]
Rate of devaluation in scenario II at 50% remote	36.85%	[1]
Appreciation in scenario I at 25% possible	R$ 1,810	[1]
Rate of appreciation in scenario I at 25% possible	92.13%	[1]
Appreciation in scenario II at 50% remote	R$ 3,619	[1]
Rate of appreciation in scenario II at 50% remote	110.55%	[1]
Araucaria V [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 38,083	[1]
Notional amount of financial instruments	R$ 575,000	[1]
Rate of financial instruments	79.39%	[1]
Rate of scenario I - Probable	79.39%	[1]
Devaluation in scenario I at 25% possible	R$ (9,521)	[1]
Rate of devaluation in scenario I at 25% possible	59.54%	[1]
Devaluation in scenario II at 50% remote	R$ (19,042)	[1]
Rate of devaluation in scenario II at 50% remote	39.69%	[1]
Appreciation in scenario I at 25% possible	R$ 9,521	[1]
Rate of appreciation in scenario I at 25% possible	99.23%	[1]
Appreciation in scenario II at 50% remote	R$ 19,042	[1]
Rate of appreciation in scenario II at 50% remote	119.08%	[1]
Jatoba I [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 6,182	[1]
Notional amount of financial instruments	R$ 90,000	[1]
Rate of financial instruments	72.73%	[1]
Rate of scenario I - Probable	72.73%	[1]
Devaluation in scenario I at 25% possible	R$ (1,546)	[1]
Rate of devaluation in scenario I at 25% possible	54.55%	[1]
Devaluation in scenario II at 50% remote	R$ (3,091)	[1]
Rate of devaluation in scenario II at 50% remote	36.36%	[1]
Appreciation in scenario I at 25% possible	R$ 1,546	[1]
Rate of appreciation in scenario I at 25% possible	90.91%	[1]
Appreciation in scenario II at 50% remote	R$ 3,091	[1]
Rate of appreciation in scenario II at 50% remote	109.09%	[1]
Jatobá II [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 118,823	[1]
Notional amount of financial instruments	R$ 1,833,296	[1]
Rate of financial instruments	81.65%	[1]
Rate of scenario I - Probable	81.65%	[1]
Devaluation in scenario I at 25% possible	R$ (29,706)	[1]
Rate of devaluation in scenario I at 25% possible	61.23%	[1]
Devaluation in scenario II at 50% remote	R$ (59,412)	[1]
Rate of devaluation in scenario II at 50% remote	40.82%	[1]
Appreciation in scenario I at 25% possible	R$ 29,706	[1]
Rate of appreciation in scenario I at 25% possible	102.06%	[1]
Appreciation in scenario II at 50% remote	R$ 59,412	[1]
Rate of appreciation in scenario II at 50% remote	122.47%	[1]
Jatoba III [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 42,131	[1]
Notional amount of financial instruments	R$ 704,805	[1]
Rate of financial instruments	83.27%	[1]
Rate of scenario I - Probable	83.27%	[1]
Devaluation in scenario I at 25% possible	R$ (10,533)	[1]
Rate of devaluation in scenario I at 25% possible	62.45%	[1]
Devaluation in scenario II at 50% remote	R$ (21,066)	[1]
Rate of devaluation in scenario II at 50% remote	41.64%	[1]
Appreciation in scenario I at 25% possible	R$ 10,533	[1]
Rate of appreciation in scenario I at 25% possible	104.09%	[1]
Appreciation in scenario II at 50% remote	R$ 21,066	[1]
Rate of appreciation in scenario II at 50% remote	124.91%	[1]
Alto Taquari [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 4,269	[1]
Notional amount of financial instruments	R$ 67,968	[1]
Rate of financial instruments	73.55%	[1]
Scenario I - Probable
Rate of scenario I - Probable	7355.00%	[1]
Devaluation in scenario I at 25% possible	R$ (1,067)	[1]
Rate of devaluation in scenario I at 25% possible	55.16%	[1]
Devaluation in scenario II at 50% remote	R$ (2,135)	[1]
Rate of devaluation in scenario II at 50% remote	36.78%	[1]
Appreciation in scenario I at 25% possible	R$ 1,067	[1]
Rate of appreciation in scenario I at 25% possible	91.94%	[1]
Appreciation in scenario II at 50% remote	R$ 2,135	[1]
Rate of appreciation in scenario II at 50% remote	110.33%	[1]
Total Receivables From Farms [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 221,948	[1]
Notional amount of financial instruments	3,455,970	[1]
Devaluation in scenario I at 25% possible	(55,489)	[1]
Devaluation in scenario II at 50% remote	(110,976)	[1]
Appreciation in scenario I at 25% possible	55,489	[1]
Appreciation in scenario II at 50% remote	110,976	[1]
Operations With Derivatives [Member] | Cattle [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(89)	[1]
Notional amount of financial instruments	R$ (23,430)	[1]
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ 40	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 1,692	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 3,344	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (1,612)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (3,263)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 894	[1]
Notional amount of financial instruments	R$ (41,889)	[1]
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ 957	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 37,699	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 74,440	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (35,785)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (72,527)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | Grains [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (8,383)	[1]
Notional amount of financial instruments	R$ (2,588,394)	[1]
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ (8,798)	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 5,834	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 11,047	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (39,369)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (76,354)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | Cotton [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 164	[1]
Notional amount of financial instruments	R$ (1,674)	[1]
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ 245	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 526	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 808	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (7,016)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (28,189)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | Swap [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 986	[1]
Notional amount of financial instruments	R$ 14,810	[1]
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ 1,038	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 1,602	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 2,190	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ 498	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (21)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Margin - LFT Socopa [Member] | SELIC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 2,292	[1]
Rate of financial instruments	6.40%	[1]
Scenario I - Probable	R$ (14)	[1]
Rate of scenario I - Probable	5.80%	[1]
Devaluation in scenario I at 25% possible	R$ (33)	[1]
Rate of devaluation in scenario I at 25% possible	4.35%	[1]
Devaluation in scenario II at 50% remote	R$ (66)	[1]
Rate of devaluation in scenario II at 50% remote	2.90%	[1]
Appreciation in scenario I at 25% possible	R$ 33	[1]
Rate of appreciation in scenario I at 25% possible	7.25%	[1]
Appreciation in scenario II at 50% remote	R$ 66	[1]
Rate of appreciation in scenario II at 50% remote	8.70%	[1]
Total Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (4,136)	[1],[3]
Scenario I - Probable	(6,532)	[1],[3]
Devaluation in scenario I at 25% possible	47,320	[1],[3]
Devaluation in scenario II at 50% remote	91,763	[1],[3]
Appreciation in scenario I at 25% possible	(83,251)	[1],[3]
Appreciation in scenario II at 50% remote	(180,288)	[1],[3]
Cresca [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(1,358)	[1]
Notional amount of financial instruments	R$ (354)	[1]
Rate of financial instruments	3.83%	[1]
Scenario I - Probable	R$ (44)	[1]
Rate of scenario I - Probable	3.96%	[1]
Devaluation in scenario I at 25% possible	R$ 350	[1]
Rate of devaluation in scenario I at 25% possible	2.97%	[1]
Devaluation in scenario II at 50% remote	R$ 701	[1]
Rate of devaluation in scenario II at 50% remote	1.98%	[1]
Appreciation in scenario I at 25% possible	R$ (350)	[1]
Rate of appreciation in scenario I at 25% possible	4.95%	[1]
Appreciation in scenario II at 50% remote	R$ (701)	[1]
Rate of appreciation in scenario II at 50% remote	5.94%	[1]
Cresud [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 301	[1]
Notional amount of financial instruments	R$ 79	[1]
Rate of financial instruments	3.83%	[1]
Scenario I - Probable	R$ 12	[1]
Rate of scenario I - Probable	3.96%	[1]
Devaluation in scenario I at 25% possible	R$ (78)	[1]
Rate of devaluation in scenario I at 25% possible	2.97%	[1]
Devaluation in scenario II at 50% remote	R$ (156)	[1]
Rate of devaluation in scenario II at 50% remote	1.98%	[1]
Appreciation in scenario I at 25% possible	R$ 78	[1]
Rate of appreciation in scenario I at 25% possible	4.95%	[1]
Appreciation in scenario II at 50% remote	R$ 156	[1]
Rate of appreciation in scenario II at 50% remote	5.94%	[1]
Total Related Parties [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (1,057)	[1]
Notional amount of financial instruments	(275)	[1]
Scenario I - Probable	(32)	[1]
Devaluation in scenario I at 25% possible	272	[1]
Devaluation in scenario II at 50% remote	545	[1]
Appreciation in scenario I at 25% possible	(272)	[1]
Appreciation in scenario II at 50% remote	R$ (545)	[1]

[1]	SOURCE Risks: Bloomberg
[2]	The sensitivity analyses do not consider financing transactions with fixed rate.
[3]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.